Document and Entity Information	Mar. 10, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity File Number	001-38520
Entity Registrant Name	MeiraGTx Holdings plc
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1448305
Entity Address, Address Line One	450 East 29th Street
Entity Address, Adress Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	646
Local Phone Number	860-7985
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.00003881 par value per share
Trading Symbol	MGTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001735438
Amendment Flag	false